Investment in Affiliates (Details)	12 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 CRIC	Jan. 31, 2010 Shanghai Yidezeng Equity Investment Center	Oct. 31, 2009 COHT CRIC	Jan. 31, 2010 Shengyuan Center	Dec. 31, 2011 Shengyuan Center USD ($)	Dec. 31, 2010 Shengyuan Center USD ($)	Jan. 31, 2010 Shengyuan Center Xin Zhou	Aug. 31, 2010 CRERAT USD ($) Y	Dec. 31, 2011 Star Capital USD ($)	Dec. 31, 2011 Star Capital CNY
Investment in affiliates
Cash contribution made	$ 21,567,027	$ 9,878,053	$ 329,468					$ 5,200,000	$ 4,800,000		$ 4,669,376	$ 15,700,000	100,000,000
Ownership interest held (as a percent)						100.00%	13.00%			8.00%	51.00%	3.7642%	3.7642%
Equity interest held by third parties (as a percent)											49.00%
Purchase price allocation
Ownership interest (as a percent)				54.12%	51.00%
Ownership interest in subsidiaries (as a percent)						100.00%
Percentage of vote of limited partners vote required to remove general partner without cause							50.00%
Maximum guaranteed profits to CRERA and CREA											$ 18,119,520
Term of joint venture (in years)											8